Retirement Plans (Schedule of Valuation of the Company's Pension Plan Assets by Pricing Categories) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 560	$ 492
(Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31	31
(Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	475	404
(Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54	57
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	17
Cash and cash equivalents | (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	17
Cash and cash equivalents | (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	171	133
Equity securities | (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	8
Equity securities | (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162	125
Equity securities | (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	232	205
Debt securities | (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Debt securities | (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	230	203
Debt securities | (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	141	137
Other | (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Other | (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83	76
Other | (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 54	$ 57